Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Common stocks: 88.90%
Brazil: 5.02%
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	24,600	$ 62,805
Banco BTG Pactual SA (Financials, Capital markets)	14,600	62,182
Companhia Brasileira de Aluminio (Materials, Metals & mining)	23,400	58,543
Minerva SA (Consumer staples, Food products)	20,900	57,599
		241,129
Chile: 1.21%
Cencosud SA (Consumer staples, Food & staples retailing)	32,208	57,850
China: 25.69%
Baoshan Iron & Steel Company Limited Class A (Materials, Metals & mining)	78,900	72,322
China Communications Services Corporation Limited H Shares (Industrials, Construction & engineering)	164,000	62,408
China Feihe Limited (Consumer staples, Food products) 144A	67,000	64,282
China International Capital Corporation Limited H Shares (Financials, Capital markets) 144A	28,400	63,463
China Resources Land Limited (Real estate, Real estate management & development)	34,000	162,947
China State Construction International Holdings (Industrials, Construction & engineering)	92,000	110,192
China Vanke Company Limited H Shares (Real estate, Real estate management & development)	24,200	48,920
China Yongda Automobile Service Holding Company (Consumer discretionary, Specialty retail)	89,500	77,401
Ganfeng Lithium Company Limited H Shares (Materials, Chemicals) 144A	5,600	51,146
Hengli Petrochemical Company limited Class A (Materials, Chemicals)	18,200	47,320
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer staples, Food products)	12,200	58,947
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	17,400	142,795
Postal Savings Bank of China Company Limited H Shares (Financials, Banks) 144A	180,000	122,491
Zhejiang NHU Company Limited Class A (Health care, Biotechnology)	16,900	48,817
Zoomlion Heavy Industry Science and Technology Company Limited H Shares (Industrials, Machinery)	179,000	99,575
		1,233,026
Greece: 1.32%
National Bank of Greece SA (Financials, Banks) †	12,700	63,500
Hong Kong: 2.49%
ASMPT Limited (Information technology, Semiconductors & semiconductor equipment)	6,200	51,210
CSPC Pharmaceutical Group Limited (Health care, Pharmaceuticals)	60,000	68,412
		119,622
India: 17.45%
AXIS Bank Limited GDR (Financials, Banks)	2,120	112,996
Dr. Reddy's Laboratories Limited ADR (Health care, Pharmaceuticals)	1,724	92,751
HDFC Bank Limited ADR (Financials, Banks)	2,393	161,192
ICICI Bank Limited Sponsored ADR (Financials, Banks)	3,175	66,135
Infosys Limited ADR (Information technology, IT services)	4,457	83,792
See accompanying notes to portfolio of investments

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Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
India: (continued)
Mahindra & Mahindra Limited GDR (Consumer discretionary, Automobiles)	9,064	$ 153,635
Reliance Industries Limited GDR (Energy, Oil, gas & consumable fuels) 144A	2,914	167,206
		837,707
Indonesia: 0.96%
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	74,900	45,913
Malaysia: 1.09%
Petronas Chemicals Group Bhd (Materials, Chemicals)	26,600	52,201
Mexico: 1.33%
Grupo Bimbo SAB de CV Series A (Consumer staples, Food products)	12,900	64,046
Philippines: 1.12%
Bank of the Philippine Islands (Financials, Banks)	27,950	53,818
Poland: 1.11%
Bank Pekao SA (Financials, Banks)	2,499	53,402
Qatar: 0.99%
Industries Qatar (Energy, Oil, gas & consumable fuels)	12,278	47,570
Singapore: 1.60%
BOC Aviation Limited (Industrials, Trading companies & distributors) 144A	9,200	76,617
South Africa: 0.94%
ABSA Group Limited (Financials, Banks)	3,923	45,084
South Korea: 15.22%
Doosan Bobcat Incorporated (Industrials, Machinery)	2,649	75,174
Kia Corporation (Consumer discretionary, Automobiles)	1,866	101,663
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	11,121	553,942
		730,779
Taiwan: 9.10%
Advantech Company Limited (Information technology, Technology hardware, storage & peripherals)	7,000	80,043
CTBC Financial Holding Company Limited (Financials, Banks)	125,000	95,578
E INK Holdings Incorporated (Information technology, Electronic equipment, instruments & components)	8,000	46,422
Lite-On Technology Corporation (Information technology, Technology hardware, storage & peripherals)	22,000	48,886
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	2,750	66,443
Poya International Company Limited (Consumer discretionary, Multiline retail)	2,000	34,738
Realtek Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	6,000	64,433
		436,543
Thailand: 0.97%
Thai Beverage PCL (Consumer staples, Beverages)	87,000	46,470
United Arab Emirates: 1.29%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)	26,945	61,797
Total Common stocks (Cost $3,976,907)		4,267,074
See accompanying notes to portfolio of investments

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Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Investment companies: 3.05%
United States: 3.05%
iShares MSCI Saudi Arabia ETF	3,730	$ 146,253
Total Investment companies (Cost $144,749)		146,253

	Dividend yield
Preferred stocks: 3.21%
South Korea: 3.21%
LG Chem Limited (Materials, Chemicals)	3.71%	620	154,389
Total Preferred stocks (Cost $146,990)			154,389

		Yield
Short-term investments: 4.87%
Investment companies: 4.87%
Allspring Government Money Market Fund Select Class ♠∞		4.16	233,735	233,735
Total Short-term investments (Cost $233,735)				233,735
Total investments in securities (Cost $4,502,381)	100.03%			4,801,451
Other assets and liabilities, net	(0.03)			(1,509)
Total net assets	100.00%			$4,799,942

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$4,576,353	$(4,342,618)	$0	$0	$233,735	233,735	$7,030
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—January 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

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Notes to portfolio of investments—January 31, 2023 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$241,129	$0	$0	$241,129
Chile	57,850	0	0	57,850
China	0	1,233,026	0	1,233,026
Greece	63,500	0	0	63,500
Hong Kong	0	119,622	0	119,622
India	670,501	167,206	0	837,707
Indonesia	0	45,913	0	45,913
Malaysia	0	52,201	0	52,201
Mexico	64,046	0	0	64,046
Philippines	0	53,818	0	53,818
Poland	0	53,402	0	53,402
Qatar	0	47,570	0	47,570
Singapore	0	76,617	0	76,617
South Africa	0	45,084	0	45,084
South Korea	0	730,779	0	730,779
Taiwan	0	436,543	0	436,543
Thailand	0	46,470	0	46,470
United Arab Emirates	0	61,797	0	61,797
Investment companies	146,253	0	0	146,253
Preferred stocks
South Korea	0	154,389	0	154,389
Short-term investments
Investment companies	233,735	0	0	233,735
Total assets	$1,477,014	$3,324,437	$0	$4,801,451
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the period from November 16, 2022 (commencement of operations) to January 31, 2023, the Fund did not have any transfers into/out of Level 3.

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